Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for CEO (1) (2)	Compensation Actually Paid to CEO (1) (3)	Average SCT Total for Non-CEO NEOs (1) (2)	Average Compensation Actually Paid to Non-CEO NEOs (1) (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (TSR)	Net Loss (in thousands)
2023	$1,242,127	$1,037,663	$661,472	$565,279	$46	$(26,176)
2022	1,493,300	(16,869)	1,099,440	599,685	63	(16,030)
2021	1,644,355	2,868,801	764,230	1,260,369	156	(19,821)

Named Executive Officers, Footnote	For each year shown, the CEO was Todd A. DeBonis. For 2023 and 2022, our only non-CEO NEO was Haley F. Aman. For 2021, our only non-CEO NEO was Elias N. Nader.
Peer Group Issuers, Footnote

Airgain, Inc.	Akoustis Technologies, Inc.	AXT, Inc.
CEVA, Inc.	CyberOptics Corporation	DSP Group, Inc.
EMCORE Corporation	Everspin Technologies, Inc.	GSI Technology, Inc.
Immersion Corporation	Impinj, Inc.	inTEST Corporation
Intevac, Inc.	Kopin Corporation	Lantronix, Inc.
PDF Solutions, Inc.	Transphorm, Inc.

PEO Total Compensation Amount	$ 1,242,127	$ 1,493,300	$ 1,644,355
PEO Actually Paid Compensation Amount	$ 1,037,663	(16,869)	2,868,801
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amounts of “Compensation Actually Paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

Year	SCT Total	Less: Grant Date Value of Equity Awards	Plus: Change in Value of Awards Granted During the Current Year	Plus: Vesting Date Value of Awards that Vested During the Year	Plus: Year-Over-Year Change in Fair Value of Unvested Awards	Plus: Change in Value of Awards Vesting During the Current Year	Compensation Actually Paid
2023 - CEO	$1,242,127	$(625,500)	$556,750	$32,250	$(114,234)	$(53,730)	$1,037,663
2023 - Non-CEO NEO	661,472	(319,700)	281,650	19,350	(71,530)	(5,963)	565,279

2022 - CEO	1,493,300	(930,600)	548,700	31,800	(745,168)	(414,901)	(16,869)
2022 - Non-CEO NEO	1,099,440	(785,700)	371,700	—	(47,498)	(38,257)	599,685

2021 - CEO	1,644,355	(1,144,000)	1,445,770	134,250	397,951	390,475	2,868,801
2021 - Non-CEO NEO	764,230	(457,600)	616,000	37,590	223,965	76,184	1,260,369

Non-PEO NEO Average Total Compensation Amount	$ 661,472	1,099,440	764,230
Non-PEO NEO Average Compensation Actually Paid Amount	$ 565,279	599,685	1,260,369
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amounts of “Compensation Actually Paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

Year	SCT Total	Less: Grant Date Value of Equity Awards	Plus: Change in Value of Awards Granted During the Current Year	Plus: Vesting Date Value of Awards that Vested During the Year	Plus: Year-Over-Year Change in Fair Value of Unvested Awards	Plus: Change in Value of Awards Vesting During the Current Year	Compensation Actually Paid
2023 - CEO	$1,242,127	$(625,500)	$556,750	$32,250	$(114,234)	$(53,730)	$1,037,663
2023 - Non-CEO NEO	661,472	(319,700)	281,650	19,350	(71,530)	(5,963)	565,279

2022 - CEO	1,493,300	(930,600)	548,700	31,800	(745,168)	(414,901)	(16,869)
2022 - Non-CEO NEO	1,099,440	(785,700)	371,700	—	(47,498)	(38,257)	599,685

2021 - CEO	1,644,355	(1,144,000)	1,445,770	134,250	397,951	390,475	2,868,801
2021 - Non-CEO NEO	764,230	(457,600)	616,000	37,590	223,965	76,184	1,260,369

Compensation Actually Paid vs. Total Shareholder Return
Tabular List, Table

Weighting	Performance Measures
20%	Non-GAAP earnings before interest, taxes, depreciation and amortization (“adjusted EBITDA”)
80%	Achievement of four specified operational objectives. Namely: •Home & Enterprise Objective •Mobile Objective •Cinema Objective •Pixelworks Shanghai Strategic Plan Objective

Total Shareholder Return Amount	$ 46	63	156
Net Income (Loss)	$ (26,176,000)	(16,030,000)	(19,821,000)
PEO Name	Todd A. DeBonis
Additional 402(v) Disclosure	Amounts in this column represent the “Total” column set forth in the SCT. See the footnotes to the SCT for further detail regarding the amounts in these columns.
In the “Executive Compensation” section of this Proxy Statement, we provide greater detail on the elements of our executive compensation program and our pay-for-performance compensation philosophy. We believe the Company’s executive compensation program and the executive compensation decisions included in the 2023 Summary Compensation Table and related disclosures appropriately reward our CEO and the other NEOs for Company and individual performance, assist the Company in retaining our senior leadership team and support long-term value creation for our shareholders. The values included in the columns for Compensation Actually Paid to our CEO and the other NEOs, calculated in accordance with newly adopted SEC disclosure rules, in each of the fiscal years reported above and over the two-year cumulative period shows how the compensation awarded fluctuated year-over-year, primarily based on our stock price as of the last day of the listed fiscal year, among other factors. As the values change considerably from year-to-year based on stock price performance, they further demonstrate the pay-for-performance compensation philosophy of our executive compensation program. As the table demonstrates, the compensation of our CEO and the other NEOs is higher when our stock price performs well, and lower when the stock price does not perform as well, demonstrating the clear alignment of interests of our CEO and the other NEOs and our shareholders.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Home & Enterprise Objective
Measure:: 3
Pay vs Performance Disclosure
Name	Mobile Objective
Measure:: 4
Pay vs Performance Disclosure
Name	Cinema Objective
Measure:: 5
Pay vs Performance Disclosure
Name	Pixelworks Shanghai Strategic Plan Objective
PEO | Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (625,500)	(930,600)	(1,144,000)
PEO | Change in Value of Awards Granted During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	556,750	548,700	1,445,770
PEO | Vesting Date Value of Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,250	31,800	134,250
PEO | Year-Over-Year Change in Fair Value of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,234)	(745,168)	397,951
PEO | Change in Value of Awards Vesting During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,730)	(414,901)	390,475
Non-PEO NEO | Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(319,700)	(785,700)	(457,600)
Non-PEO NEO | Change in Value of Awards Granted During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,650	371,700	616,000
Non-PEO NEO | Vesting Date Value of Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,350	0	37,590
Non-PEO NEO | Year-Over-Year Change in Fair Value of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,530)	(47,498)	223,965
Non-PEO NEO | Change in Value of Awards Vesting During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,963)	$ (38,257)	$ 76,184